Intangible Assets, Net (Details) - Schedule of Future Amortization of Intangible Asset	Dec. 31, 2021 USD ($)
Schedule of Future Amortization of Intangible Asset [Abstract]
2023	$ 716,271
2024	716,271
2025	716,271
2026	716,271
2027 and thereafter	1,097,568
Total	$ 3,962,650